Leases - Summary of Changes in Right of Use Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 12,000	$ 4,970
Property, plant and equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	4,300
Right-of-Use Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 700